Short Term Investments (Tables)	12 Months Ended
Jun. 30, 2023
Short-Term Investments [Abstract]
Schedule of Short Term Investments
	As of June 30, 2023	As of June 30, 2022
Mutual funds	306,034	-
Total Short-term investments	$306,034	$-